UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                    Investment Company Act file number: 811- 4428
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                  DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND


               (Exact name of registrant as specified in charter)

                          c/o The Dreyfus Corporation
                                200 Park Avenue
                            New York, New York 10166


              (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                200 Park Avenue
                            New York, New York 10166


                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 922-6000

                         Date of fiscal year end: 12/31

              Date of reporting period: July 1, 2003-June 30, 2004

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ITEM 1.  PROXY VOTING RECORD


DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND


The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.










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                                  SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.



      Dreyfus U.S. Treasury Intermediate Term Fund



By:       /S/ STEPHEN R. BYERS
      Stephen R. Byers
      Executive Vice President

Date:  August 18, 2004